Benefit Plans - Changes in Fair Value of U.S. Pension Assets Measured Using Level 3 Inputs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Beginning fair value	$ 83	$ 83
Actual return on plan assets:
Return on assets	1	(1)
Purchases, sales and settlements, net	3	4
Transfers (out) in from other categories	(3)	(5)
Exchange rate changes	(6)	1
Ending fair value	78	83
U.S. Plans [Member]
Actual return on plan assets:
Ending fair value	1,255	1,235
U.S. Plans [Member] | Other [Member]
Actual return on plan assets:
Ending fair value	193	193
U.S. Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Actual return on plan assets:
Ending fair value	4	12
U.S. Plans [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning fair value	12
Actual return on plan assets:
Return on assets	1
Purchases, sales and settlements, net	4	12
Transfers (out) in from other categories	(13)
Exchange rate changes
Ending fair value	$ 4	$ 12